Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade Payables And Accrued Liabilities [Abstract]
Trade payables and accrued liabilities [Text Block]	7. Trade payables and accrued liabilities
	December 31, 2020 $	December 31, 2019 $
Trade payables	81,291	235,421
Accrued liabilities	49,408	148,364
	130,699	383,785